Related Party Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Schedule of Related Party Transactions
The following table provides a summary of our related party transactions:

	Years ended December 31,
$ in millions	2020	2019	2018
Transactions with the Service Company
Charges for services provided	$38.8	$33.8	$41.0
Charges to the Service Company	$4.2	$3.6	$4.9
Transactions with other AES affiliates:
Payments for health, welfare and benefit plans	$10.7	$11.2	$7.9
Consulting and other services	$0.8	$0.7	$2.0

Balances with related parties:	At December 31, 2020	At December 31, 2019
Net payable to the Service Company	$(14.8)	$(11.0)
Net receivable from / (payable to) AES and other AES affiliates (a)	$(1.7)	$2.0

(a)The December 31, 2019 net receivable amount includes a $5.1 million receivable balance with AES related to the sale of software previously recorded on AES Ohio Generation during the year ended December 31. 2019. There was no gain or loss recorded on the transaction. These $5.1 million of proceeds on the sale were received in 2020.

Other Investments	$ 0.2	$ 0.2
Deferred Compensation Arrangement with Individual, Compensation Expense	0.1	0.0	$ 0.4
Sales to related party	4.2	3.6	4.9
Charges for Services Provided	38.8	33.8	41.0
Net payable to the Service Company	(14.8)	(11.0)
Due to Affiliate	(1.7)	2.0
Proceeds from Sale of Property, Plant, and Equipment	5.1	0.0	10.6
Other comprehensive loss before reclassifications	(8.8)	(4.5)
Amounts reclassified from accumulated other comprehensive income / (loss) to earnings	0.1	(1.3)
Accumulated Defined Benefit Plans Adjustment Attributable to Parent [Member]
Related Party Transaction [Line Items]
Other comprehensive loss before reclassifications	(8.8)	(3.5)
Amounts reclassified from accumulated other comprehensive income / (loss) to earnings	1.0	0.2
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]
Related Party Transaction [Line Items]
Other comprehensive loss before reclassifications	0.0	(1.0)
Amounts reclassified from accumulated other comprehensive income / (loss) to earnings	(0.9)	(1.5)
Note to DPL Capital Trust II Maturing in 2031 - 8.125% [Member]
Related Party Transaction [Line Items]
Note payable to trust	15.6	15.6
Receivable from sale of software to AES [Member]
Related Party Transaction [Line Items]
Amounts due from affiliates		5.1
Charges for health, welfare and benefit plans [Member] | Subsidiary of Common Parent [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	10.7	11.2	7.9
Consulting Services [Member] | Subsidiary of Common Parent [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	$ 0.8	$ 0.7	$ 2.0